Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 771,241	€ 894,878	€ 1,520,406	€ 1,436,106
Post employee benefits	33,177	6,622	78,559	22,099
Share-based payments	954,796	825,074	2,175,098	2,122,736
Total	€ 1,759,214	€ 1,726,574	€ 3,774,063	€ 3,580,941